Securities (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Securities
Securities

$ millions, as at	2026 Apr. 30	2025 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$98,781	$88,905
Securities measured at amortized cost (1)	60,607	65,471
Securities mandatorily measured and designated at FVTPL	143,847	128,859
Total securities	$303,235	$283,235
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2025: a realized gain of nil).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2026 Apr. 30					2025 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$18,429		$17	$(21)	$18,425	$15,531		$9	$(17)	$15,523
Other Canadian governments	14,741		97	(47)	14,791	16,484		50	(41)	16,493
U.S. Treasury and agencies	37,635		50	(36)	37,649	33,345		64	(58)	33,351
Other foreign governments	10,138		38	(8)	10,168	7,727		31	(2)	7,756
Mortgage-backed securities	3,936		12	(9)	3,939	3,716		5	(12)	3,709
Asset-backed securities	1,712		1	–	1,713	947		–	–	947
Corporate and other debt	10,858		19	(5)	10,872	10,092		17	(3)	10,106
	97,449		234	(126)	97,557	87,842		176	(133)	87,885
Corporate equity (2)	1,172		75	(23)	1,224	979		65	(24)	1,020
Total	$98,621		$309	$(149)	$98,781	$88,821		$241	$(157)	$88,905
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2025: $23 million).
(2)	Includes restricted stock.

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2026	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$6	$19	$47	$72
	Provision for (reversal of) credit losses (2)	–	1	(1)	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$20	$46	$72
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	46	49
2026	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$6	$20	$49	$75
	Reversal of credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$19	$47	$72
	Comprises:
	Debt securities measured at FVOCI	$3	$19	$–	$22
	Debt securities measured at amortized cost	3	–	47	50
2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$18	$12	$37
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$16	$11	$33
	Comprises:
	Debt securities measured at FVOCI	$2	$16	$–	$18
	Debt securities measured at amortized cost	4	–	11	15

$ millions, as at or for the six months ended
2026	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$6	$20	$49	$75
	Provision for (reversal of) credit losses (2)	–	1	(2)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$20	$46	$72
2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$17	$12	$36
	Reversal of credit losses (2)	(1)	(1)	(1)	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$16	$11	$33
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.